Shareholder Fees	Jul. 31, 2026 USD ($)
Service Shares Prospectus | GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Service Shares Prospectus | GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Service Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Service Shares Prospectus | GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Service Shares Prospectus | GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RS Shares Prospectus | GuideMark(R) Large Cap Core Fund | GuideMark(R) Large Cap Core Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RS Shares Prospectus | GuideMark(R) Emerging Markets Fund | GuideMark(R) Emerging Markets Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RS Shares Prospectus | GuideMark(R) Small/Mid Cap Core Fund | GuideMark(R) Small/Mid Cap Core Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RS Shares Prospectus | GuideMark(R) World ex-US Fund | GuideMark(R) World ex-US Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RS Shares Prospectus | GuideMark(R) Core Fixed Income Fund | GuideMark(R) Core Fixed Income Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0